Total Invested Assets and Related Net Investment Income - Interest and Other Investment Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurement [Abstract]
Cash, cash equivalents and short-term securities	$ 25	$ 71
Debt securities - fair value through profit or loss	2,429	2,485
Debt securities - available-for-sale	256	317
Mortgages and loans	2,117	2,189
Derivative investments	107	46
Policy loans	160	188
Total interest income	5,094	5,296
Equity securities - dividends on fair value through profit or loss	209	165
Equity securities - dividends on available-for-sale	5	4
Investment properties rental income	543	551
Investment properties expenses	(235)	(243)
Other income	922	(154)
Investment expenses and taxes	(266)	(212)
Total interest and other investment income	$ 6,272	$ 5,407